Note 20 - Cash and cash equivalents and other investments (Tables)	12 Months Ended
Dec. 31, 2023
Note 20 - Cash and cash equivalents and other investments
Detailed disclosure of cash and cash equivalents and other investments [text block]
	Year ended December 31,
	2023	2022
Cash and cash equivalents
Cash at banks	370,487	149,424
Liquidity funds	223,424	422,859
Short-term investments	1,043,910	519,244
	1,637,821	1,091,527
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	896,166	196,152
Bonds and other fixed income	834,281	211,953
Fund investments	239,184	30,343
	1,969,631	438,448
Other investments - non-current
Bonds and other fixed income	398,220	113,574
Others	7,411	6,328
	405,631	119,902